Other income / expenses and adjustments - Summary of Finance Charge (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest payable on convertible loan	£ (20)	£ (185)	£ (103)
Interest on TAP funding	(10)
Interest payable on bank loan	(1,739)	(1,645)	(327)
Interest on lease liabilities	(1,314)
Accreted interest on bank loan	(1,523)	(782)	(67)
Transaction costs on bank loan			(200)
Modification (loss)/gain on bank loan	456	(730)
Loss on short-term deposits		(22)	(339)
Discounting of provision for deferred cash consideration	(221)	(443)
Change in warrant fair value	875	716	(54)
Total finance charge	£ (3,496)	£ (3,091)	£ (1,090)